Consolidated Statements of Stockholder's Equity - USD ($)	Common Stock [Member] Previously Reported [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Previously Reported [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member] Previously Reported [Member]	Noncontrolling Interest [Member]	Previously Reported [Member]	Total
Balance at Dec. 31, 2020		$ 125,000		$ 38,058,000		$ (271,000)		$ 3,860,000		$ 41,772,000
Balance, shares at Dec. 31, 2020		3,877,282,251
Net loss					$ (1,303,000)		$ (545,000)		$ (1,848,000)	(1,848,000)
Issuance of common stock, net
Proceeds from shareholder
Balance at Dec. 31, 2021	$ 125,000	$ 125,000	38,058,000	38,058,000	(1,574,000)	(1,574,000)	(3,315,000)	3,315,000	39,924,000	39,924,000
Balance, shares at Dec. 31, 2021	3,877,282,251	3,877,282,251
Net loss						(669,000)		(77,000)		(746,000)
Balance at Mar. 31, 2022		$ 125,000		38,058,000		(2,243,000)		3,238,000		39,178,000
Balance, shares at Mar. 31, 2022		3,877,282,251
Balance at Dec. 31, 2021	$ 125,000	$ 125,000	38,058,000	38,058,000	(1,574,000)	(1,574,000)	(3,315,000)	3,315,000	39,924,000	39,924,000
Balance, shares at Dec. 31, 2021	3,877,282,251	3,877,282,251
Net loss					(7,051,000)		(204,000)		(7,255,000)
Balance at Dec. 31, 2022	$ 125,000	$ 125,000	$ 38,058,000	38,058,000	$ (8,625,000)	(8,625,000)	$ 3,111,000	3,111,000	$ 32,669,000	32,669,000
Balance, shares at Dec. 31, 2022		3,877,282,251
Net loss						(657,000)		(192,000)		(849,000)
Balance at Mar. 31, 2023		$ 125,000		$ 38,058,000		$ (9,282,000)		$ 2,919,000		$ 31,820,000
Balance, shares at Mar. 31, 2023		3,877,282,251